Revenue Recognition - Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue	$ (3,636,464)	$ 5,125,989
Foreign Currency [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue		594
Stock Indices [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue	(11)	641,562
Commodities [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue		(342,595)
Equity [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue	$ (3,636,453)	$ 4,826,428